Annual Fund Operating Expenses - DWS Global Macro Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.48%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.33%
Fee waiver/expense reimbursement	0.35%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.98%
Class T
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.38%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.24%
Fee waiver/expense reimbursement	0.26%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.98%
Class C
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.43%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	2.04%
Fee waiver/expense reimbursement	0.31%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.73%
Class R
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.58%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.69%
Fee waiver/expense reimbursement	0.46%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.23%
Class R6
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	none
Other expenses	0.39%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.00%
Fee waiver/expense reimbursement	0.27%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.73%
INST Class
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	none
Other expenses	0.40%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.01%
Fee waiver/expense reimbursement	0.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.73%
Class S
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	none
Other expenses	0.47%
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	1.08%
Fee waiver/expense reimbursement	0.25%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.83%